Share-based compensation - Share-based compensation related to share options (Details) $ / shares in Units, $ in Thousands, ¥ in Millions						1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 29, 2019 shares	Dec. 28, 2018 shares	Aug. 30, 2018	Aug. 20, 2018 $ / shares shares	Jul. 06, 2018	Jul. 31, 2020 shares	Nov. 30, 2019 USD ($) $ / shares shares	Aug. 31, 2018 shares	Jan. 31, 2016	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Share-based compensation
Granted (in shares)											107,975,010	114,844,455	25,575,420
Share awards granted were cancelled											8,016,790	5,779,200	1,023,710
Share options granted, exercise price | $ / shares											$ 0.00002	$ 0.00002	$ 0.00002
Exercise of share options (in shares)												95,193,795	100,000,000
Modification Awards
Share-based compensation
Granted (in shares)								100,000,000
Class A Ordinary Shares
Share-based compensation
Ordinary Shares, shares issued											2,666,966,855	584,865,410
2016 Share Awards
Share-based compensation
Vesting period									4 years
Percentage of vesting of granted share options on the first, second, third and fourth anniversary									25.00%
Options exercisable term									10 years
2018 Share Option Plan
Share-based compensation
Percentage of vesting of granted share options on the first, second, third and fourth anniversary			25.00%
Percentage of granted share options vested on the second anniversary			50.00%
Options exercisable term											10 years
Granted (in shares)				95,193,795							107,975,010	12,797,150
Share options granted, exercise price | $ / shares				$ 0.00002
Exercise of share options (in shares)	95,193,795										0.00002
Expenses on IPO completion | ¥										¥ 1,688.2
2018 Share Option Plan | Minimum
Share-based compensation
Options exercisable term											1 year
2018 Share Option Plan | Maximum
Share-based compensation
Options exercisable term											5 years
2018 Share Option Plan | Second anniversary
Share-based compensation
Vesting percentage											30.00%
2018 Share Option Plan | Third anniversary
Share-based compensation
Vesting percentage											30.00%
2018 Share Option Plan | Fourth anniversary
Share-based compensation
Vesting percentage											40.00%
2018 Share Option Plan | Class A Ordinary Shares
Share-based compensation
Granted (in shares)		350,225,435
2018 Beijing Lianjia Plan
Share-based compensation
Vesting period					4 years
Percentage of vesting of granted share options on the first, second, third and fourth anniversary					25.00%
Percentage of granted share options vested on the second anniversary					50.00%
Options exercisable term					10 years
Share awards granted were cancelled							32,428,930
Incremental value recognized in exchange of awards plan | $							$ 0
Percentage of total equity interests, maximum number of virtual shares may be issued					14.01%
Share options granted, exercise price | $ / shares							$ 0.00002
2020 Global Share Incentive Plan
Share-based compensation
Options exercisable term						10 years
Shares issued						80,000,000
Number of shares percentage on issued and outstanding						1.00%
Non-employee
Share-based compensation
Granted (in shares)											165,070